Subsequent Events (Details)			6 Months Ended
	Jul. 16, 2021 USD ($) $ / shares shares	Mar. 05, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Evolv Technologies Holdings, Inc.
Subsequent Events
Common stock, issued			35,342,394	26,045,532	22,809,158
Common stock, outstanding			30,182,983	26,045,532	22,809,158
Subsequent events | Evolv Technologies Holdings, Inc.
Subsequent Events
Amount paid from NHIC?s trust account to holders | $	$ 87,600,000
Amount remained in the trust account | $	$ 85,000,000.0
Plan of merger with NHIC and Merger Sub | Subsequent events | Evolv Technologies Holdings, Inc.
Subsequent Events
Shares considered for exchange ratio		125,000,000
Maximum number of earnout shares entitled to receive		15,000,000
Period considered for closing share price		5 years
Number of trading days considered for calculating the share price		20 days
Threshold number of consecutive trading days taken for share price		30 days
Amended Merger Agreement | Subsequent events | Legacy Evolv preferred stock and common stock holders | Evolv Technologies Holdings, Inc.
Subsequent Events
Aggregate shares held by initial stockholders	4,312,500
Conversion of shares	4,312,500
Subscription Agreements | Evolv Technologies Holdings, Inc.
Subsequent Events
Aggregate purchase price | $			$ 300,000,000.0
Subscription Agreements | Subsequent events | Evolv Technologies Holdings, Inc.
Subsequent Events
Aggregate purchase price | $		$ 300,000,000.0
Subscription Agreements | Subsequent events | PIPE Investment | Evolv Technologies Holdings, Inc.
Subsequent Events
Newly issued shares	30,000,000
Purchase price per share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 300,000,000
Class A Common Stock
Subsequent Events
Common stock, issued			4,343,415	3,172,650
Common stock, outstanding			4,343,415	3,172,650
Class A Common Stock | PIPE Investment | Evolv Technologies Holdings, Inc.
Subsequent Events
Common stock, issued	142,260,102
Class A Common Stock | NewHold Industrial Technology Holdings LLC | Evolv Technologies Holdings, Inc.
Subsequent Events
Common stock, outstanding	142,260,102
Class A Common Stock | Amended Merger Agreement | Subsequent events | Evolv Technologies Holdings, Inc.
Subsequent Events
Number of shares redeemed (in shares)	8,755,987
Redemption price (in dollar per share) | $ / shares	$ 10.00
Number of business days for calculation of shares redemption | $	2
Value of shares redeemed | $	$ 87,600,000
Class A Common Stock | Amended Merger Agreement | Subsequent events | Legacy Evolv preferred stock and common stock holders | Evolv Technologies Holdings, Inc.
Subsequent Events
Number of shares entitled to receive	0.378